UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 03/31/09

Check here if Amendment [   ]; Amendment Number: ____
This Amendment (Check only one): [   ] is a restatement
                                 [   ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     Rock Hill Investment Management, L.P.
Address:  3 Bala Plaza East, Suite 585
          Bala Cynwyd, PA 19004

Form 13F File Number:  28-11169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:       RHP General Partner, LLC

Name:	Keith S. Marlowe
Title:	Director
Phone:	610-949-9700

Signature, Place, and Date of Signing:

/s/ Keith S. Marlowe	Bala Cynwyd, PA      May 15, 2009
--------------------    ----------------     -----------------
[Signature]   		[City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: $64,567 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE


     COLUMN 1                COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
--------------------------   -------- ---------- ---------- ---------------------  ----------  ---------  ----------------------
                                                  Value
                             Title of             (x $1000) Share/Prn   Sh/  Put/  Investment   Other        Voting Authority
  Name of Issuer               Class     Cusip    (USD)     Amount      Prn  Call  Discretion  Managers   Sole       Shared None
--------------------------   -------- ---------- ---------- ---------- ----- ----  ----------  ---------  ---------- ------ ----
EASTMAN KODAK CO.               CNV    277461BE8  10,319    13,080,000  PRN        SOLE                   13,080,000
GRACE W. R. & CO.               COM    38388F108  918       145,300     SH         SOLE                   145,300
INTERMUNE INC.                  CNV    45884XAC7  9,156     9,500,000   PRN        SOLE                   9,500,000
IRON MOUNTAIN INC.              COM    462846106  443       20,000      SH         SOLE                   20,000
K-V PHARMACEUTICAL CO.          CNV    482740AC1  5,854     21,000,000  PRN        SOLE                   21,000,000
NCI BUILDING SYSTEMS, INC       CNV    628852AG0  8,410     14,500,000  PRN        SOLE                   14,500,000
POWERWAVE TECHNOLOGIES INC.     CNV    739363AD1  3,469     15,250,000  PRN        SOLE                   15,250,000
PROSHARES TR                    ETF    74347R552  529       10,000      SH         SOLE                   10,000
RYDER SYSTEM INC.               COM    783549108  283       10,000      SH         SOLE                   10,000
SAVVIS INC.                     CNV    805423AA8  4,462     8,000,000   PRN        SOLE                   8,000,000
TRW AUTOMOTIVE HOLDINGS CORP.   COM    87264S106  63        19,600      SH         SOLE                   19,600
TITAN INTERNATIONAL INC.        COM    88830M102  582       115,800     SH         SOLE                   115,800
VECTOR GROUP LTD.               CNV    92240MAE8  11,981    11,250,000  PRN        SOLE                   11,250,000
VECTOR GROUP LTD.               CNV    92240MAH1  1,598     1,500,000   PRN        SOLE                   1,500,000
VIROPHARMA INC.                 CNV    928241AH1  6,500     13,000,000  PRN        SOLE                   13,000,000